Loans and Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Loans And Borrowings [Line Items]
Credit facility maximum funding amount	$ 5,347	$ 5,760
Credit facility borrowing limits	37,796	38,684
Assets pledged as collateral	79,811	61,060
Motor Vehicles [Member]
Disclosure Of Loans And Borrowings [Line Items]
Carrying amount of vehicles	$ 1,089	$ 641